Share-based Payments (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Payments
Granted (in shares)	0	450,569	758,048
Fair value on grant date		$ 8.88	$ 1.91
Restricted shares
Share-based Payments
Non-vested ordinary shares granted to executive officers, employees, members of Audit Committee and consultants (in shares)	1,932,680
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at the beginning of the period	1,749,035
Granted	1,932,680
Vested	(988,723)
Forfeited	(244,213)
Outstanding at the end of the period	2,448,779.00
2012 Plan | Restricted shares
Share-based Payments
Non-vested ordinary shares granted to executive officers, employees, members of Audit Committee and consultants (in shares)	1,932,680	1,483,600	741,500
Vesting period	4 years
Vesting percentage on first anniversary from grant date	0.25%
Percentage of awards vesting on a monthly basis, ending on the fourth anniversary of the grant date	0.75%
Period over which remaining three-fourth shares will vest on a monthly basis	3 years
Forfeiture rate (as a percent)	13.00%	12.00%	9.00%
Non-vested shares granted to certain employees on which forfeiture rate is applied	1,156,680	964,000	374,000
Aggregate fair value of the restricted shares at grant dates	146,898,172	$ 21,492,565	$ 2,413,092
Unrecognized compensation cost related to non-vested shares	97,586,379
Weighted-average vesting period over which unrecognized compensation cost is to be recognized	3 years 2 months 12 days
Weighted average granted fair value per share of non-vested shares granted during the year (in dollars per share)	63.31	$ 13.15	$ 3.25
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted	1,932,680	1,483,600	741,500
2012 Plan | Restricted shares | June 1, 2012
Share-based Payments
Granted (in shares)	367,500
Fair value on grant date	2.76
2012 Plan | Restricted shares | September 30, 2012
Share-based Payments
Granted (in shares)	340,000
Fair value on grant date	3.75
2012 Plan | Restricted shares | October 1, 2012
Share-based Payments
Granted (in shares)	34,000
Fair value on grant date	3.70
2012 Plan | Restricted shares | January 1, 2013
Share-based Payments
Granted (in shares)	546,000
Fair value on grant date	8.92
2012 Plan | Restricted shares | January 1, 2013
Share-based Payments
Granted (in shares)	15,000
Fair value on grant date	8.92
2012 Plan | Restricted shares | March 22, 2013
Share-based Payments
Granted (in shares)	10,000
Fair value on grant date	14.31
2012 Plan | Restricted shares | April 1, 2013
Share-based Payments
Granted (in shares)	471,000
Fair value on grant date	14.93
2012 Plan | Restricted shares | April 1, 2013
Share-based Payments
Granted (in shares)	5,000
Fair value on grant date	14.93
2012 Plan | Restricted shares | April 1, 2013
Share-based Payments
Granted (in shares)	25,000
Fair value on grant date	14.93
2012 Plan | Restricted shares | September 30, 2013
Share-based Payments
Granted (in shares)	407,000
Fair value on grant date	21.21
2012 Plan | Restricted shares | September 30, 2013
Share-based Payments
Granted (in shares)	4,600
Fair value on grant date	21.21
2012 Plan | Restricted shares | January 1, 2014
Share-based Payments
Granted (in shares)	200,000
Fair value on grant date	41.84
2012 Plan | Restricted shares | January 1, 2014
Share-based Payments
Granted (in shares)	360,000
Fair value on grant date	41.84
2012 Plan | Restricted shares | January 1, 2014
Share-based Payments
Granted (in shares)	120,000
Fair value on grant date	41.84
2012 Plan | Restricted shares | January 20, 2014
Share-based Payments
Granted (in shares)	338,100
Fair value on grant date	50.02
2012 Plan | Restricted shares | March 1, 2014
Share-based Payments
Granted (in shares)	175,340
Fair value on grant date	65.66
2012 Plan | Restricted shares | March 1, 2014
Share-based Payments
Granted (in shares)	62,690
Fair value on grant date	65.66
2012 Plan | Restricted shares | April 1, 2014
Share-based Payments
Granted (in shares)	117,500
Fair value on grant date	79.83
2012 Plan | Restricted shares | April 1, 2014
Share-based Payments
Granted (in shares)	66,000
Fair value on grant date	79.83
2012 Plan | Restricted shares | May 1, 2014
Share-based Payments
Granted (in shares)	101,000
Fair value on grant date	74.28
2012 Plan | Restricted shares | June 1, 2014
Share-based Payments
Granted (in shares)	53,700
Fair value on grant date	81.33
2012 Plan | Restricted shares | July 1, 2014
Share-based Payments
Granted (in shares)	85,600
Fair value on grant date	97.80
2012 Plan | Restricted shares | August 1, 2014
Share-based Payments
Granted (in shares)	50,800
Fair value on grant date	103.97
2012 Plan | Restricted shares | September 1, 2014
Share-based Payments
Granted (in shares)	9,600
Fair value on grant date	98.32
2012 Plan | Restricted shares | October 1, 2014
Share-based Payments
Granted (in shares)	91,000
Fair value on grant date	91.69
2012 Plan | Restricted shares | November 1, 2014
Share-based Payments
Granted (in shares)	67,000
Fair value on grant date	114.65
2012 Plan | Restricted shares | December 1, 2014
Share-based Payments
Granted (in shares)	34,350
Fair value on grant date	114.30